Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Equipment sales	$ 178,772	$ 142,839	$ 77,329
Non-subscriber international long distance and other revenues	16,507	13,638	10,006
Total revenues	763,416	679,260	616,798
Operating expenses
Cost of service, exclusive of depreciation, amortization and accretion shown separately	212,695	197,340	192,670
Cost of equipment sales	197,861	154,552	104,138
Sales and marketing	104,468	99,187	99,776
General and administrative	102,260	92,098	77,821
Depreciation, amortization and accretion	105,456	93,084	88,429
Loss on disposal and abandonment of assets	609	2,252	2,492
Total operating expenses	723,349	638,513	565,326
Operating income	40,067	40,747	51,472
Other (expenses)
Interest expense	(69,055)	(62,335)	(61,751)
Debt modification costs	(3,802)
Other, net	(133)	(4,268)	(2,580)
Total other expenses, net	(72,990)	(66,603)	(64,331)
Loss from continuing operations before income taxes	(32,923)	(25,856)	(12,859)
Income tax expense	(7,642)	(15,211)	(21,996)
Loss from continuing operations	(40,565)	(41,067)	(34,855)
Gain (loss) from discontinued operations, net of tax	50,303	(9,738)	(12,491)
Net income (loss)	9,738	(50,805)	(47,346)
Less: Net (income) loss attributable to noncontrolling interests	(7,630)	(1,342)	292
Net income (loss) attributable to Trilogy International Partners LLC	2,108	(52,147)	(47,054)
Other comprehensive income (loss)
Net income (loss)	9,738	(50,805)	(47,346)
Other comprehensive income (loss):
Foreign currency translation adjustments	1,816	(18,846)	(5,530)
Net gain on derivatives	710	1,302	1,736
Other comprehensive income (loss)	2,526	(17,544)	(3,794)
Comprehensive income (loss)	12,264	(68,349)	(51,140)
Comprehensive (income) loss attributable to noncontrolling interests	(8,275)	5,315	3,250
Comprehensive income (loss) attributable to Trilogy International Partners LLC	$ 3,989	$ (63,034)	$ (47,890)
Basic and diluted net earnings (loss) per unit
Loss from continuing operations attributable to Trilogy International Partners LLC per unit	$ (140)	$ (124)	$ (101)
Gain (loss) from discontinued operations attributable to Trilogy International Partners LLC per unit	146	(28)	(36)
Net income (loss) attributable to Trilogy International Partners LLC per unit	$ 6	$ (152)	$ (137)
Weighted Average Units outstanding Basic and Diluted	343,443	342,642	342,642
Wireless Service
Revenues
Service revenues	$ 524,740	$ 503,426	$ 529,463
Total revenues	524,740	503,426	$ 529,463
Wireline Service
Revenues
Service revenues	43,397	19,357
Total revenues	$ 43,397	$ 19,357